Finance Income (Tables)	12 Months Ended
Dec. 31, 2024
Finance Income [Abstract]
Schedule of Finance Income
	2024	2023	2022
	USD	USD	USD

Interest earned on bank deposits	538,877	18,959	15,036
	538,877	18,959	15,036